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[SUTHERLAND LETTERHEAD]                              1275 Pennsylvania Avenue NW
                                                     Washington, D.C. 20004-2415
                                                                    202.383.0100
                                                                fax 202.637.3593
                                                              www.sutherland.com

W. THOMAS CONNER
DIRECT LINE: 202.383.0590
INTERNET: thomas.conner@sutherland.com
          ----------------------------

January 30, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   Post-Effective Amendment No. 31
      MetLife Investors USA Insurance Company
      MetLife Investors USA Separate Account A
      File No. 333-54466 (Series XC)

Commissioners:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), we are hereby transmitting for filing via EDGAR under the Securities Act of the 1933, as amended (the "Securities Act"), Post-Effective Amendment No. 31 (the "Amendment") to the Account's registration statement on Form N-4 for certain variable annuity contracts issued through the Account.

This Amendment is being filed pursuant to paragraph (a)(1) of rule 485 under the Securities Act, to add new disclosure to the prospectus describing: (i) a charge increase for the Lifetime Withdrawal Guarantee II rider; (ii) certain changes to the Guaranteed Minimum Income Benefit Plus II rider; and (iii) certain changes to the Enhanced Death Benefit rider.

The Company will be requesting selective review for this filing. A complete request for selective review, together with an appropriately marked copy of the prospectus and statement of additional information included in this Amendment, will be forwarded to the staff of the SEC shortly under separate cover.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0590.

Sincerely,


/s/ W. Thomas Conner
--------------------------

W. Thomas Conner

Attachment

cc: Michele H. Abate, Esq.
    Lisa A. Flanagan, Esq.